Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Table
The following table sets forth information concerning
pay-versus-performance
for our Principal Executive Officer (“PEO”) and other
non-PEO
Named Executive Officers (“NEOs”) prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”) for 2024, 2023, 2022, 2021, and 2020. For 2020-2022, Reed Hastings and Ted Sarandos served as co-CEOs,
in 2023, each of Reed Hastings, Ted Sarandos and Greg Peters served as a co-CEO
for part or all of 2023, and in 2024, Ted Sarandos and Greg Peters served as co-CEOs,
and each of them is presented as a PEO for the year(s) served as a CEO.
As discussed in the Compensation Discussion and Analysis section above, target compensation for a given year is determined at the end of the prior year. The dollar amounts in the total column of the Summary Compensation Table and in the columns that begin with either “Summary Compensation Table” or “Average Summary Compensation Table” in the
Pay-Versus-Performance
Table reflect the grant date fair values with respect to stock options and other equity awards (if applicable) granted during the respective fiscal year, computed in accordance with generally accepted accounting principles in the U.S.

Year	Summary Compensation Table Total for Reed Hastings ($)	Summary Compensation Table Total for Ted Sarandos ($)	Summary Compensation Table Total for Greg Peters ($)	Compensation Actually Paid to Reed Hastings ($) (1)(5)	Compensation Actually Paid to Ted Sarandos ($) (1)(5)	Compensation Actually Paid To Greg Peters ($) (1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	F/X Neutral Operating Margin (4)
									Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2024	—	61,922,397	60,272,574	—	117,146,823	112,547,114	13,970,130	21,788,762	275.46	158.48	8,712	26.4%

2023	11,290,411	49,834,936	40,117,124	13,536,949	57,780,177	46,723,963	10,980,792	10,980,792	150.47	118.93	5,408	20.9%

2022	51,073,237	50,299,296	—	51,073,237	50,299,296	—	16,336,478	16,336,478	91.13	81.50	4,492	20.0%

2021	40,823,725	38,232,164	—	40,823,725	38,232,164	—	12,097,270	12,097,270	186.19	134.41	5,116	21.6%

2020	43,226,024	39,318,251	—	43,226,024	39,318,251	—	12,392,648	12,392,648	167.11	137.32	2,761	19.9%

(1)
Historically, we granted fully vested stock options to our Named Executive Officers, except the stock options granted to Messrs. Hastings, Sarandos and Peters as part of their 2023 compensation package had a one-year
vesting period. We transitioned to the use of an equal mix of PSU awards and RSU awards for 2024 Named Executive Officer compensation to incorporate longer vesting periods and specific performance criteria in our equity awards. The Compensation Actually Paid amounts shown in the table reflect that the grant date value of options that were vested at the time of grant are the same as their fair value at vesting. For years where unvested awards were granted, Compensation Actually Paid tends to deviate more significantly from the corresponding Summary Compensation Table numbers.

(2)
The
non-PEO
NEOs for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone. The
non-PEO
NEOs for 2023 were Messrs. Neumann, Hyman and Ezama, and Ms. Whetstone. The
non-PEO
NEOs for 2024 were Messrs. Neumann, Hyman and Hastings.

(3)	Represents the cumulative TSR of the RDG Internet Composite Index for each year.

(4)
We have determined that F/X Neutral Operating Margin is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” (CAP) to our Named Executive Officers, for the years ended December 31, 2023 and 2024, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

(5)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the CAP to our PEOs and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024. To the extent vested options were granted in an applicable year, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the Company does not have defined benefit or actuarial pension plans.

	2024
	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	61,922,397	60,272,574	13,970,130

Minus Amounts reported as “Option Awards” and “Stock Awards” in the SCT	(44,960,939)	(44,659,483)	(8,748,399)

Plus the change as of the fiscal year end (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of the fiscal year end	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in the relevant year (a)	24,955,387	24,955,387	5,274,574

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during the relevant year	17,335,443	14,793,653	1,060,447

Minus the Fair Value as of the end of the prior year of awards that were forfeited during the relevant year	0	0	0

Plus the Fair Value as of the fiscal year end of Equity Awards Granted in the Year and Unvested as of the fiscal year end (a)	57,894,535	57,184,983	10,232,010

Equals Compensation Actually Paid	117,146,823	112,547,114	21,788,762

(a)
Because PSUs are earned based on achievement of a market condition, in computing these amounts with respect to PSUs, fair value as of fiscal year end is based on an updated market-based fair value using data through year end and fair value as of the vesting date is based on the market-based fair value as of the vesting date. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differ materially from those disclosed as of the grant date of such awards.

Company Selected Measure Name	F/X Neutral Operating Margin
Named Executive Officers, Footnote	The
non-PEO
NEOs for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone. The
non-PEO
NEOs for 2023 were Messrs. Neumann, Hyman and Ezama, and Ms. Whetstone. The
non-PEO
	NEOs for 2024 were Messrs. Neumann, Hyman and Hastings.
Peer Group Issuers, Footnote	Represents the cumulative TSR of the RDG Internet Composite Index for each year.
Adjustment To PEO Compensation, Footnote
(5)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the CAP to our PEOs and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024. To the extent vested options were granted in an applicable year, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the Company does not have defined benefit or actuarial pension plans.

	2024
	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	61,922,397	60,272,574	13,970,130

Minus Amounts reported as “Option Awards” and “Stock Awards” in the SCT	(44,960,939)	(44,659,483)	(8,748,399)

Plus the change as of the fiscal year end (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of the fiscal year end	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in the relevant year (a)	24,955,387	24,955,387	5,274,574

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during the relevant year	17,335,443	14,793,653	1,060,447

Minus the Fair Value as of the end of the prior year of awards that were forfeited during the relevant year	0	0	0

Plus the Fair Value as of the fiscal year end of Equity Awards Granted in the Year and Unvested as of the fiscal year end (a)	57,894,535	57,184,983	10,232,010

Equals Compensation Actually Paid	117,146,823	112,547,114	21,788,762

(a)
Because PSUs are earned based on achievement of a market condition, in computing these amounts with respect to PSUs, fair value as of fiscal year end is based on an updated market-based fair value using data through year end and fair value as of the vesting date is based on the market-based fair value as of the vesting date. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differ materially from those disclosed as of the grant date of such awards.

Non-PEO NEO Average Total Compensation Amount	$ 13,970,130	$ 10,980,792	$ 16,336,478	$ 12,097,270	$ 12,392,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,788,762	10,980,792	16,336,478	12,097,270	12,392,648
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the CAP to our PEOs and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024. To the extent vested options were granted in an applicable year, there was no difference between the grant date fair value of such stock option awards as included in the Summary Compensation Table and the fair value of the stock option awards on the vesting date. No adjustments were made for defined benefit and actuarial pension plans because the Company does not have defined benefit or actuarial pension plans.

	2024
	Ted Sarandos ($)	Greg Peters ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table (“SCT”) Total	61,922,397	60,272,574	13,970,130

Minus Amounts reported as “Option Awards” and “Stock Awards” in the SCT	(44,960,939)	(44,659,483)	(8,748,399)

Plus the change as of the fiscal year end (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that are outstanding and unvested as of the fiscal year end	0	0	0

Plus the Fair Value as of the vesting date for awards that were both granted and vested in the relevant year (a)	24,955,387	24,955,387	5,274,574

Plus the change as of the vesting date (from the end of the prior year) in Fair Value (whether positive or negative) of Equity Awards granted in a prior year that vested during the relevant year	17,335,443	14,793,653	1,060,447

Minus the Fair Value as of the end of the prior year of awards that were forfeited during the relevant year	0	0	0

Plus the Fair Value as of the fiscal year end of Equity Awards Granted in the Year and Unvested as of the fiscal year end (a)	57,894,535	57,184,983	10,232,010

Equals Compensation Actually Paid	117,146,823	112,547,114	21,788,762

(a)
Because PSUs are earned based on achievement of a market condition, in computing these amounts with respect to PSUs, fair value as of fiscal year end is based on an updated market-based fair value using data through year end and fair value as of the vesting date is based on the market-based fair value as of the vesting date. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differ materially from those disclosed as of the grant date of such awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures for Fiscal Year 2024
For the fiscal year ended December 31, 2024, the following represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for fiscal year 2024 to company performance:

F/X Neutral Operating Margin (1)

F/X Neutral Revenue (1)

Company TSR relative to the TSR of the companies in the S&P 500 (2)

(1)
We used F/X Neutral Operating Margin and F/X Neutral Revenue as financial performance measures to link CAP to company performance, as these were the metrics used in the 2024 Performance Bonus Program. Both of these measures are non-GAAP
financial measures. F/X Neutral Revenue was calculated assuming foreign exchange rates had remained constant with foreign exchange rates from each of the corresponding months of the prior-year period and for 2024, excludes the impact of hedging gains or losses realized as revenues and excludes revenues denominated in ARS. F/X Neutral Operating Margin was computed by dividing Adjusted Operating Profit by Adjusted Revenue. Adjusted Revenue is calculated using foreign exchange rates as of the beginning of the fiscal year, and for 2024, excludes the impact of hedging gains or losses realized as revenues from cash flow hedges entered into after January 1 and excludes revenues denominated in ARS. Adjusted Operating Profit is calculated as Adjusted Revenue less Adjusted Operating Expenses. Adjusted Operating Expenses was calculated using foreign exchange rates as of the beginning of the fiscal year, excluding the foreign exchange impact on content amortization as titles are amortized at a historical blended rate based on the timing of spend. The Company did not use financial performance measures to inform compensation for the Named Executive Officers in years prior to 2023, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(2)	The PSUs granted to Named Executive Officers in fiscal year 2024 will vest based on our TSR performance relative to companies in the S&P 500.
Aside from the measures listed above, we did not use any financial performance measures to link CAP to company performance in fiscal year 2024.

Total Shareholder Return Amount	$ 275.46	150.47	91.13	186.19	167.11
Peer Group Total Shareholder Return Amount	158.48	118.93	81.5	134.41	137.32
Net Income (Loss)	$ 8,712,000,000	$ 5,408,000,000	$ 4,492,000,000	$ 5,116,000,000	$ 2,761,000,000
Company Selected Measure Amount	0.264	0.209	0.20	0.216	0.199
Measure:: 1
Pay vs Performance Disclosure
Name	F/X Neutral Operating Margin
Non-GAAP Measure Description
(1)
We used F/X Neutral Operating Margin and F/X Neutral Revenue as financial performance measures to link CAP to company performance, as these were the metrics used in the 2024 Performance Bonus Program. Both of these measures are non-GAAP
financial measures. F/X Neutral Revenue was calculated assuming foreign exchange rates had remained constant with foreign exchange rates from each of the corresponding months of the prior-year period and for 2024, excludes the impact of hedging gains or losses realized as revenues and excludes revenues denominated in ARS. F/X Neutral Operating Margin was computed by dividing Adjusted Operating Profit by Adjusted Revenue. Adjusted Revenue is calculated using foreign exchange rates as of the beginning of the fiscal year, and for 2024, excludes the impact of hedging gains or losses realized as revenues from cash flow hedges entered into after January 1 and excludes revenues denominated in ARS. Adjusted Operating Profit is calculated as Adjusted Revenue less Adjusted Operating Expenses. Adjusted Operating Expenses was calculated using foreign exchange rates as of the beginning of the fiscal year, excluding the foreign exchange impact on content amortization as titles are amortized at a historical blended rate based on the timing of spend. The Company did not use financial performance measures to inform compensation for the Named Executive Officers in years prior to 2023, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	F/X Neutral Revenue
Non-GAAP Measure Description
(1)
We used F/X Neutral Operating Margin and F/X Neutral Revenue as financial performance measures to link CAP to company performance, as these were the metrics used in the 2024 Performance Bonus Program. Both of these measures are non-GAAP
financial measures. F/X Neutral Revenue was calculated assuming foreign exchange rates had remained constant with foreign exchange rates from each of the corresponding months of the prior-year period and for 2024, excludes the impact of hedging gains or losses realized as revenues and excludes revenues denominated in ARS. F/X Neutral Operating Margin was computed by dividing Adjusted Operating Profit by Adjusted Revenue. Adjusted Revenue is calculated using foreign exchange rates as of the beginning of the fiscal year, and for 2024, excludes the impact of hedging gains or losses realized as revenues from cash flow hedges entered into after January 1 and excludes revenues denominated in ARS. Adjusted Operating Profit is calculated as Adjusted Revenue less Adjusted Operating Expenses. Adjusted Operating Expenses was calculated using foreign exchange rates as of the beginning of the fiscal year, excluding the foreign exchange impact on content amortization as titles are amortized at a historical blended rate based on the timing of spend. The Company did not use financial performance measures to inform compensation for the Named Executive Officers in years prior to 2023, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 3
Pay vs Performance Disclosure
Name	Company TSR relative to the TSR of the companies in the S&P 500
Non-GAAP Measure Description
(2)	The PSUs granted to Named Executive Officers in fiscal year 2024 will vest based on our TSR performance relative to companies in the S&P 500.

Reed Hastings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 11,290,411	$ 51,073,237	$ 40,823,725	$ 43,226,024
PEO Actually Paid Compensation Amount	$ 0	13,536,949	51,073,237	40,823,725	43,226,024
PEO Name	Reed Hastings
Ted Sarandos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 61,922,397	49,834,936	50,299,296	38,232,164	39,318,251
PEO Actually Paid Compensation Amount	$ 117,146,823	57,780,177	50,299,296	38,232,164	39,318,251
PEO Name	Ted Sarandos
Greg Peters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 60,272,574	40,117,124	0	0	0
PEO Actually Paid Compensation Amount	$ 112,547,114	$ 46,723,963	$ 0	$ 0	$ 0
PEO Name	Greg Peters
PEO | Ted Sarandos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,960,939)
PEO | Ted Sarandos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,894,535
PEO | Ted Sarandos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ted Sarandos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,955,387
PEO | Ted Sarandos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,335,443
PEO | Ted Sarandos [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Peters [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,659,483)
PEO | Greg Peters [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,184,983
PEO | Greg Peters [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Peters [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,955,387
PEO | Greg Peters [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,793,653
PEO | Greg Peters [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,748,399)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,232,010
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,274,574
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,060,447
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0